Related Party Transactions - Schedule of Incurred Management Fees (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Schedule of Other Related Party Transactions [Line Items]
Management Fee	$ 43,443	$ 31,843	$ 28,558
Tridien
Schedule of Other Related Party Transactions [Line Items]
Management Fee			200
Management Service Agreement with CGM
Schedule of Other Related Party Transactions [Line Items]
Management Fee	43,443	31,843	28,558
Management Service Agreement with CGM | 5.11 Tactical
Schedule of Other Related Party Transactions [Line Items]
Management Fee	1,000	1,000	333
Management Service Agreement with CGM | Crosman
Schedule of Other Related Party Transactions [Line Items]
Management Fee	500	290
Management Service Agreement with CGM | Ergobaby
Schedule of Other Related Party Transactions [Line Items]
Management Fee	500	500	500
Management Service Agreement with CGM | Liberty
Schedule of Other Related Party Transactions [Line Items]
Management Fee	500	500	500
Management Service Agreement with CGM | Advanced Circuits [Member]
Schedule of Other Related Party Transactions [Line Items]
Management Fee	500	500	500
Management Service Agreement with CGM | Arnold Magnetics
Schedule of Other Related Party Transactions [Line Items]
Management Fee	500	500	500
Management Service Agreement with CGM | Foam Fabricators
Schedule of Other Related Party Transactions [Line Items]
Management Fee	658
Management Service Agreement with CGM | Sterno Candle Lamp
Schedule of Other Related Party Transactions [Line Items]
Management Fee	500	500	500
Management Service Agreement with CGM | Corporate
Schedule of Other Related Party Transactions [Line Items]
Management Fee	$ 38,785	$ 28,053	$ 25,725